Share Based Compensation - Share Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning balance (shares)	5,936,239	3,711,274
Granted (shares)	474,225	2,438,145
Exercised (shares)	(115,194)	(11,724)
Forfeited (shares)	(683,841)	(201,456)
Ending balance (shares)	5,611,429	5,936,239	3,711,274
Shares Exercisable (shares)	2,664,362
Vested and expected to vest (shares)	5,611,429
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (usd per share)	$ 17.71	$ 19.25
Granted (usd per share)	11.61	15.22
Exercised (usd per share)	4.07	3.94
Forfeited (usd per share)	20.06	19.72
Ending balance (usd per share)	17.19	$ 17.71	$ 19.25
Exercisable (usd per share)	17.36
Vested or expected to vest (usd per share)	$ 17.19
Weighted- Average Remaining Contractual Term (Years)
Options outstanding (weighted- average remaining contractual term years)	7 years 11 months 15 days	9 years 7 days	9 years 5 months 19 days
Exercisable (weighted average remaining contractual term years)	7 years 4 months 9 days
Vested and expected to vest (weighted- average remaining contractual term years)	7 years 11 months 15 days
Aggregate Intrinsic Value
Options outstanding (aggregate intrinsic value)	$ 4,262	$ 11,873	$ 51,464
Exercised (aggregate intrinsic value)	0	$ 198
Options exercisable (aggregate intrinsic value)	3,432
Options vested and expected to vest (aggregate intrinsic value)	$ 4,262